Capital and reserves	12 Months Ended
Dec. 31, 2018
Share capital, reserves and other equity interest [Abstract]
Capital and reserves
Capital and reserves

Share capital
The issued share capital of the Company at December 31 consisted of:

	December 31, 2018		December 31, 2017
	Number	CHF	Number	CHF
Common shares with a nominal value of CHF 0.40 each	—	—	48,373,890	19,349,556
Common shares with a nominal value of CHF 0.02 each	35,516,785	710,336	—	—
Total	35,516,785	710,336	48,373,890	19,349,556

	Common Shares (Number)
	2018	2017
As of January 1	48,373,890	34,329,704
Common shares issued for the follow-on offering with a	12,800,000	14,044,186
nominal value of CHF 0.40 each
Adjustment during the Merger:
Issuance of Auris NewCo Shares	6,117,388	—
Cancellation of Auris OldCo Shares	(61,173,890)	—
Common shares issued for capital increase with a nominal value of CHF 0.02 each	29,399,397	—
Total, as of December 31	35,516,785	48,373,890

All shares have a nominal value of CHF 0.02 and are fully paid in. As of December 31, 2018, the nominal value of the 35,516,785 issued shares amounted to CHF 710,335.70 (as of December 31, 2017, the nominal value of 48,373,890 issued shares was CHF 0.40 and amounted to CHF 19,349,556.00).
On November 30, 2018, the Company entered into a sales agreement (the “A.G.P. Sales Agreement”) with A.G.P./Alliance Global Partners (“A.G.P.”). Pursuant to the terms of the A.G.P. Sales Agreement, the Company may offer and sell its common shares, from time to time through A.G.P. by any method deemed to be an “at-the-market” offering as defined in Rule 415(a)(4) promulgated under the Securities Act. Pursuant to the A.G.P. Sales Agreement, the Company may sell common shares up to a maximum aggregate offering price of $25.0 million. As of December 31, 2018 the Company had sold 616,740 of its common shares for an aggregate offering price of CHF 350,486. As of the date of these consolidated financial statements, the Company has sold 2,595,814 of its common shares for an aggregate offering price of $1.3 million pursuant to the A.G.P. Sales Agreement.
On November 27, 2018 and December 11, 2018, the Company entered into purchase agreements with FiveT Capital AG, providing for the issuance and sale by us of an aggregate of 3,315,000 of its common shares for an aggregate purchase price of CHF 1.6 million in two separate registered direct offerings.

On July 17, 2018 the Company completed a public offering of 17,948,717 common shares with a nominal value of CHF 0.02 each, Series A warrants each entitling its holder to purchase 0.35 of a common share and for an aggregate of 6,282,051 common shares, and Series B warrants entitling its holder to purchase 0.25 of a common share for an aggregate of 4,487,178 common shares (the “July 2018 Registered Offering”). The exercise price for both series Warrants is CHF 0.39 per common share. The net proceeds to the Company from the July 2018 Registered Offering were approximately CHF 6.2 million, after deducting underwriting discounts and other offering expenses payable by us. The Company had transaction costs amounting to CHF 851,692. The transactions costs were recorded as CHF 742,833 in equity for the issuance of the common shares and CHF 108,809 to finance expense in the statement of profit or loss and comprehensive loss for the issuance of the warrants.

On May 2, 2018 the Company entered into a purchase agreement (the "2018 Commitment Purchase Agreement") and a registration rights agreement (the "2018 Registration Rights Agreement") with Lincoln Park Capital LLC ("LPC"). Pursuant to the 2018 Commitment Purchase Agreement, LPC agreed to purchase common shares for up to $10,000,000 over the 30-month term of the 2018 Commitment Purchase Agreement. As of the date of these consolidated financial statements, the Company has issued an aggregate of 1,750,000 common shares for aggregate proceeds of CHF 1.0 million to LPC under the 2018 Commitment Purchase Agreement. The 2018 Commitment Purchase Agreement replaces the 2017 Commitment Purchase Agreement (as defined below), which was terminated as a result of the Merger. Under the 2017 Commitment Purchase Agreement, LPC agreed to subscribe for up to $13,500,000 common shares and prior to its termination, the Company had issued an aggregate of 2,600,000 common shares for aggregate proceeds of CHF 1.7 million to LPC under the 2017 Commitment Purchase Agreement. The Company had transaction costs amounting to CHF 349,907. The payment of CHF 252,351 was recorded as a derivative financial instrument and classified as a non-current asset and CHF 97,556 to finance expense in the statement of profit or loss and comprehensive loss.

On January 30, 2018, the Company completed a public offering of 12,499,999 common shares with a nominal value of CHF 0.40 each and concurrent offering of 7,499,999 warrants, each warrant entitling its holder to purchase one common share (the “January 2018 Registered Offering”). The net proceeds to the Company from the January 2018 Registered Offering were approximately CHF 4.5 million, after deducting placement agent fees and other estimated offering expenses payable by the Company. As of March 13, 2018, following the consummation of the Merger, the outstanding warrants issued in the January 2018 Registered Offering were exercisable for up to 750,002 common shares (assuming the Company rounds up fractional common shares to the next whole common share) at an exercise price of $5.00 per common share. The Company had transaction costs amounting to CHF 654,985. The transaction costs were recorded as CHF 341,226 in equity for the issuance of the common shares and CHF 313,760 to finance expense in the statement of profit or loss and comprehensive loss for the issuance of the warrants.

On October 10, 2017, the Company entered into a purchase agreement (the “2017 Commitment Purchase Agreement”) and a Registration Rights Agreement (the “2017 Registration Rights Agreement”) with LPC. Pursuant to the 2017 Commitment Purchase Agreement, LPC has agreed to subscribe for up to $13,500,000 of the Company's common shares over the 30-month term of the 2017 Commitment Purchase Agreement. Regular purchases may be made from time to time under the 2017 Commitment Purchase Agreement subject to certain amount limitations. As of December 31, 2017, the Company has issued an aggregate of 2,300,000 common shares for aggregate proceeds of CHF 1,594,611 ($1,630,415) to LPC pursuant to the 2017 Commitment Purchase Agreement. The related transaction cost of CHF 25,701 were recorded in equity.

The transaction costs for obtaining the 2017 Commitment Purchase Agreement were recorded as CHF 265,205 in transaction costs in the statement of profit or loss and comprehensive income / (loss). The commitment fee of CHF 290,400 (US$ 300,000) represents the fair value of the right to require LPC to purchase common shares within the 2017 Commitment Purchase Agreement. The proportion of the commitment fee CHF 35,073 related to cash received from common shares issued pursuant to the 2017 Commitment Purchase Agreement as a percentage of the total contract value of US$ 13.5 million is recognized in equity as if this proportion of the commitment fee was incorporated into the strike price of the option. The remaining portion of the commitment fee of CHF 255,327 was derecognized through transaction costs in the statement of profit and loss and comprehensive income / (loss) as the 2017 Commitment Purchase Agreement did not have any significant future value as of December 31, 2017 due the fact that the 2017 Commitment Purchase Agreement terminated upon consumption of Merger on March 13, 2018.

Additionally, on October 16, 2017, the Company issued 1,744,186 of its common shares to LPC for aggregate proceeds of CHF 1,446,150 ($1,500,000) pursuant to the Company's effective shelf registration statement on Form F-3. The related transaction cost of CHF 63,056 were recorded in equity.

On February 21, 2017, the Company completed a public offering (the “February 2017 Offering”) of 10,000,000 common shares with a nominal value of CHF 0.40 each and 10,000,000 warrants, each warrant entitling its holder to purchase 0.70 of a common share. The gross proceeds to the Company from the February 2017 Offering were CHF 9,998,305 (US$10,000,000). The Company had transaction costs amounting to CHF 903,919. The transactions costs were recorded as CHF 397,685 in equity for the issuance of the common shares and CHF 506,234 to finance expense in the statement of profit or loss and comprehensive loss for the issuance of the warrants.
Issuance of common shares with restrictions
For the business year 2015, 25,813 restricted common shares with a nominal value of CHF 0.40 were awarded and issued on January 7, 2016 under the Equity Incentive Plan for the purpose of share based bonus payments. The shares are fully vested on the grant date but remain subject to transfer restrictions for a period until January 7, 2019. The Company recorded a payroll charge of CHF 188,092 in 2015.
Authorized share capital
On January 17, 2019, the extraordinary general meeting of shareholders revised the provisions related to authorized and contingent capital of the Company and approved an increase and extension of the authorized share capital. As of December 31, 2018, the Company’s authorized capital amounted to CHF 22,580.26 and allowed to Board of Directors, subject to the terms and conditions set forth in the Articles of Association, to issue up to 1,129,013 fully paid registered shares with a nominal value of CHF 0.02 each.
Conditional share capital
The share capital may be increased by the issuance of up to 1,630,613 fully paid registered Common Shares with a nominal value of CHF 0.02 per share and to the maximum amount of CHF 32,612.26 in execution of subscription rights, which may be granted to employees, members of the Board of Directors as well as key service providers (see Note 13 for further reference).
The Company’s share capital may be further increased by the issuance of up to 11,771,002 fully paid registered Common Shares with a nominal value of CHF 0.02 per share and to the maximum amount of CHF 235,420.04 in execution of conversion rights in connection with warrants and convertible bonds of the Company. For the terms of the warrant issued to Hercules, refer to Note 24.